RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9: RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2023 and 2022, the Company made net repayments for amounts due to related parties totaling $57,427 and $172,036, respectively. As of June 30, 2023 and December 31, 2022, amounts due to related parties were

$472,790 and $556,225, respectively. The advances are unsecured, non-interest bearing and due on demand. Amounts due to related parties consist of current and former executives, and a board member.

As of December 31, 2022, H&J had an outstanding note payable of $129,489 owned by the H&J Seller. The balance was $0 upon the H&J disposition in June 2023.

NOTE 9: RELATED PARTY TRANSACTIONS

As of December 31, 2022 and 2021, due to related parties includes advances from the former officer, Mark Lynn, who also serves as a director, totaling $104,568 and $104,568 respectively, and accrued salary and expense reimbursements of $100,649 and $126,706, respectively, to current officers. Upon closing of the IPO, 1,003 shares of common stock were issued to directors as conversion of balances owed.

In October 2022, the Company received advances from a director, Trevor Pettennude, totaling $325,000. The advances are unsecured, non-interest bearing and due on demand. As of December 31, 2022, the amounts were outstanding.

The current CEO, Hil Davis, previously advanced funds to the Company for working capital. These prior advances were converted to a note payable totaling $115,000. Upon closing of the IPO, 5,091 shares of common stock were issued to the CEO as conversion of the outstanding note payable and related accrued interest, accrued compensation and other consideration. As of a result of the transaction, the Company recorded an additional $233,184 in stock compensation expense, which is included in general and administrative expenses in the consolidated statements of operations.

As of December 31, 2022 and 2021, H&J had an outstanding note payable of $129,489 and $299,489, respectively, owned by the H&J Seller. The note matured on December 10, 2022 and bears interest at 12% per annum. The note is in technical default. The H&J note was classified in liabilities per discontinued operations.